Auditor's remuneration	12 Months Ended
Dec. 31, 2022
Auditor's remuneration.
Auditor's remuneration

A8. Auditor’s remuneration

	2022	2021	2020
	£m	£m	£m
Fees payable to the Company’s auditor for the audit of the Parent Company and Group accounts	3	2	1
Audit of accounts of subsidiaries of the Group	4	3	2
Audit-related assurance services[1]	2	—	—
Other assurance services	—	—	—
Total audit and audit-related assurance services	9	5	3
Non-audit services[2]	3	—	—
Total	12	5	3
1.	Included in 2022 is an amount of £2m paid to the Company’s auditor in respect of the 2021 PCAOB Group audit required for the purposes of the US registration.
2.	Relates to accounting specialist fees in respect of the Terminix acquisition.